Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	SAI.TECH GLOBAL CORPORATION
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001847075
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	168976
City Area Code	+65
Local Phone Number	9656 5641